Leases - Summary of the changes in operating lease assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Changes in Operating Lease Assets Explanatory [Line Items]
Beginning balance		₩ 4,011,097	₩ 4,046,164
Disposals		(76,840)	(94,072)
Depreciation	[1]	(570,365)	(524,128)
Amounts transferred from (to) property and equipment		221	214
Ending balance		3,972,304	4,011,097
Property Plant And Equipment By Operating Lease Status
Disclosure of Detailed Information About Changes in Operating Lease Assets Explanatory [Line Items]
Beginning balance		1,930,503	1,393,738
Acquisitions		762,996	1,017,137
Disposals		(171,192)	(128,950)
Depreciation		(445,006)	(351,208)
Amounts transferred from (to) property and equipment		(221)	(214)
Ending balance		₩ 2,077,080	₩ 1,930,503

[1]	Included in general administrative expense, other operating income (expense) and insurance service expense of the consolidated statements of comprehensive income.